Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Transactions with Related Parties - Loan Agreements (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 27, 2019	May 24, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 26, 2019	Apr. 10, 2018	Nov. 28, 2016	Oct. 04, 2016
Transactions with Related Parties [Abstract]
Proceeds from related party debt			$ 5,000	$ 2,000	$ 16,200
Jelco [Member] | First Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest						$ 159
Borrowing capacity									$ 12,800
Jelco [Member] | Second Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest						354
Face amount		$ 16,200
Jelco [Member] | Third Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest	$ 96
Face amount								$ 2,000
Jelco [Member] | Fourth Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest						$ 6
Face amount							$ 7,000
Proceeds from related party debt	7,000
Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Proceeds from related party debt			5,000	$ 2,000	$ 16,200
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | First Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity									$ 12,800	$ 4,150
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Second Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Face amount		16,200
Proceeds from related party debt		$ 16,200
Mandatory repayment			$ 4,750
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Third Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Accrued unpaid interest	96
Face amount								$ 2,000
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Fourth Jelco Loan [Member]
Transactions with Related Parties [Abstract]
Face amount							$ 7,000
Proceeds from related party debt	$ 7,000